8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Transactions Details Narrative
Common stock acquired, shares	756,333
Common stock acquired, share price	$ 3.00